Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (3,584,898)	$ 21,873	$ (4,169,360)
Deferred income tax benefit (expense)	397,477	7,842,672	(423,423)
Total income tax benefit (expense)	$ (3,187,421)	$ 7,864,545	$ (4,592,783)